Other Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Schedule of Other Reserve

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
At January 1, 2021	1,610	463	145	(574)	5,575	(919)	6,300
Currency translation differences	-	-	-	(378)	-	-	(378)
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	(2,128)	-	(2,128)
Transfer of gains on disposal of financial instruments to retained earnings	-	-	-	-	(56)	-	(56)
Share of other comprehensive income of associates	-	-	-	-	-	4	4
Share based compensation	647	-	-	-	-	-	647
Exercise of share options/ RSUs	(646)	-	-	-	-	-	(646)
Additional investments in a non- wholly owned subsidiary	-	-	-	-	-	(19)	(19)
Profit appropriations to PRC statutory reserves	-	-	2	-	-	-	2
At December 31, 2021	1,611	463	147	(952)	3,391	(934)	3,726
Capitalization of retained earnings of a subsidiary under a group restructuring	-	-	-	-	-	5,750	5,750
Currency translation differences	-	-	-	916	-	-	916
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	(4,517)	-	(4,517)
Share of other comprehensive income of associates	-	-	-	-	-	75	75
Share based compensation	665	-	-	-	-	-	665
Exercise of share options/ RSUs	(569)	-	-	-	-	-	(569)
Additional investments in a non- wholly owned subsidiary	-	-	-	-	-	(50)	(50)
Profit appropriations to PRC statutory reserves	-	-	69	-	-	-	69
Other equity transactions (Note 22(iv))	-	-	-	-	75	-	75
At December 31, 2022	1,707	463	216	(36)	(1,051)	4,841	6,140
Currency translation differences	-	-	-	193	-	-	193
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	3,270	-	3,270
Share of other comprehensive income of an associate	-	-	-	-	-	4	4
Share based compensation	649	-	-	-	-	-	649
Exercise of share options/ RSUs	(662)	-	-	-	-	-	(662)
Additional investments in a non- wholly owned subsidiary	-	-	-	-	-	(10)	(10)
Profit appropriations to PRC statutory reserves	-	-	3	-	-	-	3
Non-controlling interests arising from business combination	-	-	-	-	-	71	71
At December 31, 2023	1,694	463	219	157	2,219	4,906	9,658